Subsequent Events (Details) - Subsequent Event [Member] ¥ in Millions				1 Months Ended
	Apr. 22, 2022 shares	Apr. 08, 2022 CNY (¥)	Mar. 10, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)
Subsequent Events (Details) [Line Items]
Aggregate principal amount (in Dollars)			$ 3,105,000
Original issue discount (in Dollars)			90,000
Legal fees (in Dollars)			$ 15,000
Consideration | ¥		¥ 18
Payable in installments consideration | ¥				¥ 5	¥ 5	¥ 4	¥ 4
2021 Share Incentive Plan [Member]
Subsequent Events (Details) [Line Items]
Issuance of an aggregate of common shares to its employees (in Shares) | shares	3,000,000
Board of Directors [Member] | 2018 Share Incentive Plan [Member]
Subsequent Events (Details) [Line Items]
Issuance of an aggregate of common shares to its employees (in Shares) | shares	1,025,000
Series of Individually Immaterial Business Acquisitions [Member]
Subsequent Events (Details) [Line Items]
Equity interest		30.00%